UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices)--(Zip code)

Brian K. Andrew, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:

Vinita Paul
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 978-6400

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.2%
CONSUMER DISCRETIONARY		7.4%
	Black & Decker Corporation		1,383	$120,708
	CBS Corporation		15,147	472,132
	Clear Channel Communications, Inc.		9,777	355,101
*	Comcast Corporation - Class A		40,880	1,811,802
	Walt Disney Company		40,830	1,435,991
#	Eastman Kodak Company		5,565	143,911
#	Ford Motor Company		36,680	298,208
#	General Motors Corporation		10,979	360,550
	Harrah's Entertainment, Inc.		3,816	322,376
	The Home Depot,Inc.		40,474	1,648,911
	Limited Brands		6,562	183,342
	McDonald's Corporation		23,820	1,056,417
	Target Corporation		16,690	1,024,098
	Time Warner, Inc.		79,652	1,741,989

				10,975,536
CONSUMER STAPLES		11.1%
	Altria Group, Inc.		40,944	$3,578,096
	Anheuser-Busch Companies, Inc.		14,885	758,688
	Avon Products, Inc.		8,750	300,913
	Campbell Soup Company		4,548	175,007
	Coca-Cola Company		39,886	1,909,742
	Colgate-Palmolive Company		10,123	691,401
	Heinz (H.J.) Company		6,358	299,589
	PepsiCo, Inc.		32,195	2,100,402
	Procter & Gamble Company		62,061	4,025,897
	Sara Lee Corporation		14,774	253,374
	Wal-Mart Stores, Inc.		48,128	2,295,224

				16,388,333
ENERGY		11.4%
	Baker Hughes, Inc.		6,286	$433,923
	Chevron Corporation		43,100	3,141,128
	ConocoPhillips		32,200	2,138,402
	El Paso Energy Corporation		13,691	212,484
	Exxon Mobil Corporation		115,174	8,534,393
	Halliburton Company		20,204	596,826
#	Schlumberger Limited		23,228	1,474,746
	Williams Companies, Inc.		11,612	313,408

				16,845,310
FINANCIAL SERVICES		21.9%
	The Allstate Corporation		12,343	$742,555
	American Express Company		23,756	1,383,074
	American International Group, Inc.		50,835	3,479,656
	Bank of America Corporation		88,504	4,653,540
	Capital One Financial Corporation		7,400	594,960
	Citigroup, Inc.		96,608	5,325,999
	The Goldman Sachs Group, Inc.		8,374	1,776,628
	The Hartford Financial Services Group, Inc.		5,826	552,946
	JPMorgan Chase & Company		67,833	3,454,735
	Lehman Brothers Holdings, Inc.		10,614	872,895
	Merrill Lynch & Company, Inc.		17,251	1,614,004
	Morgan Stanley		20,982	1,737,100
	Regions Financial Corporation		14,200	514,892
	U.S. Bancorp		34,673	1,234,359
	Wachovia Corporation		37,400	2,113,100
	Wells Fargo & Company		65,758	2,362,027

				32,412,470
HEALTH CARE		10.8%
	Abbott Laboratories		29,860	1,582,580
*	Amgen, Inc.		23,025	1,620,269
	Baxter International,Inc.		12,784	634,853
	Bristol-Myers Squibb Company		38,376	1,104,845
	CIGNA Corporation		2,130	282,012
	Johnson & Johnson		57,236	3,823,365
*	MedImmune, Inc.		4,597	159,332
	Medtronic, Inc.		22,532	1,204,335
	Merck & Company Inc.		42,645	1,908,364
	Pfizer, Inc.		142,621	3,742,375

				16,062,330
INDUSTRIALS		12.4%
	3M Company		14,690	$1,091,467
	The Boeing Company		15,422	1,381,194
	Burlington Northern Santa Fe Corporation		7,023	564,368
	Caterpillar, Inc.		12,910	827,144
	FedEx Corporation		5,990	661,296
	General Dynamics Corporation		7,828	611,758
+	General Electric Company		201,814	7,275,395
	Honeywell International,Inc.		15,970	729,669
	Norfolk Southern Corporation		8,067	400,527
	Raytheon Company		8,748	454,021
	Rockwell Automation, Inc.		3,578	219,009
	Tyco International Ltd.		39,454	1,257,794
	United Parcel Service - Class B		21,180	1,530,890
	United Technologies Corporation		19,726	1,341,763

				18,346,295
INFORMATION TECHNOLOGY		15.3%
*	Cisco Systems, Inc.		119,395	$3,174,713
*	Computer Sciences Corporation		3,523	184,817
*	Dell, Inc.		44,390	1,076,458
*	EMC Corporation		44,909	628,277
*	Google, Inc.		4,200	2,105,460
	Hewlett-Packard Company		53,445	2,313,100
	Intel Corporation		112,602	2,360,138
	International Business Machines Corporation		29,788	2,953,480
	Microsoft Corporation		168,748	5,207,563
	National Semiconductor Corporation		5,816	134,524
*	Oracle Corporation		78,997	1,355,589
	Texas Instruments, Inc.		29,973	934,858
*	Xerox Corporation		19,182	329,930

				22,758,907
MATERIALS		2.1%
#	Alcoa,Inc.		16,960	$547,808
	Allegheny Technologies, Inc.		2,073	214,535
	Dow Chemical Company		18,735	778,252
	DuPont (E.I.) de Nemours and Company		17,988	891,485
	International Paper Company		8,922	300,671
	Weyerhaeuser Company		4,752	356,400

				3,089,151
TELECOMMUNICATION		5.3%
	AT&T Corp.		123,239	$4,637,484
	Sprint Nextel Corporation		58,470	1,042,520
	Verizon Communications		56,650	2,182,158

				7,862,162
UTILITIES		1.5%
*	The AES Corporation		12,990	$270,062
	American Electric Power Company, Inc.		7,701	335,225
	Entergy Corporation		4,293	398,605
	Exelon Corporation		13,176	790,428
	Southern Company		14,429	527,091

				2,321,411

Total Common Stocks
	(Cost $ 88,415,769)			$147,061,905

SHORT-TERM INVESTMENTS		2.1%

ASSET BACKED SECURITIES		0.1%
\	SLM Student Loan Trust 2003-2 A7
	5.320%, due 02-26-2007		106,845	$106,852

				106,852
CERTIFICATES OF DEPOSIT		0.1%
\	Natexis Banq NY Yankee CD
	5.375%, due 05-08-2007		105,787	$105,787

				105,787
COMMERCIAL PAPER		0.7%
\	Autobahn Funding Corporation 4(2)144A
	5.313%, due 02-15-2007		79,277	$79,078
\	Koch Resources, Inc.
	5.298%, due 03-14-2007		126,944	126,164
\	Morgan St Dean Witter
	5.363%, due 05-24-2007		359,675	359,675
\	Queens Health Systems 4(2)144A
	5.291%, due 02-22-2007		193,717	192,951
\	WGL Holding, Inc.
	5.312%, due 02-13-2007		217,921	217,440

				975,308
MASTER NOTES		0.6%
\	Bank of America Secuities
	5.383%, due 02-01-2007		264,467	$264,467
\	Bear Stearns and Company
	5.513%, due 02-07-2007		285,624	285,624
\	JP Morgan Securities
	5.393%, due 02-15-2007		296,203	296,203

				846,294
MEDIUM TERM NOTES		0.1%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		211,574	$211,667

				211,667
REPURCHASE AGREEMENTS		0.4%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.250%, due 02-01-2007
	collateralized by Federal National
	Mortgage Discount Note, 5.10%,
	due 07-25-2007		667,222	$667,222

				667,222
MONEY MARKET		0.1%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		73,877	73,877

Total Short-Term Investments				$2,987,007
	(Cost $ 2,987,007)

TOTAL INVESTMENTS		101.3%		$150,048,912
	(Cost $ 91,402,776)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(2.0)%		(2,913,130)
OTHER ASSETS, LESS OTHER LIABILITIES		0.7%		1,037,558

NET ASSETS		100.0%		$148,173,340

*	Non-income producing
+	Designated as collateral against futures and options
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.8%
AEROSPACE & DEFENSE		6.3%
	Goodrich Corporation		126,075	$6,180,197
	Lockheed Martin Corporation		126,075	12,253,229
	Raytheon Company		126,075	6,543,292

				24,976,718
BIOTECHNOLOGY		9.8%
*	Amgen, Inc.		126,075	$8,871,898
* #	Biogen Idec, Inc.		126,075	6,094,465
*	Genentech, Inc.		126,074	11,015,085
*	Genzyme Corporation		126,075	8,286,910
*	MedImmune, Inc.		126,075	4,369,760

				38,638,118
COMMUNICATIONS EQUIPMENT		10.0%
*	3Com Corporation		126,075	$491,693
*	ADC Telecommunications, Inc.		126,074	2,034,834
	Alcatel-Lucent ADR		126,075	1,638,975
* #	CIENA Corporation		126,074	3,541,419
*	Cisco Systems, Inc.		126,075	3,352,334
*	Corning, Inc.		126,075	2,627,403
	Harris Corporation		126,076	6,407,182
* #	JDS Uniphase Corporation		126,075	2,241,613
*	Juniper Networks, Inc.		126,075	2,284,479
	Motorola, Inc.		126,075	2,502,589
#	Nokia Corp - ADR		126,075	2,786,258
* #	Nortel Networks Corporation		126,075	3,375,028
	QUALCOMM, Inc.		126,075	4,747,984
*	Tellabs, Inc.		126,075	1,269,575

				39,301,366
COMPUTERS & PERIPHERALS		12.3%
*	Adaptec, Inc.		126,075	$453,870
*	Apple, Inc.		126,076	10,808,495
*	Dell, Inc.		126,075	3,057,319
*	EMC Corporation		126,075	1,763,789
*	Gateway, Inc.		126,075	258,454
	Hewlett-Packard Company		126,075	5,456,526
+	International Business Machines Corporation		126,075	12,500,336
*	NCR Corporation		126,076	5,974,742
* #	Network Appliance, Inc.		126,075	4,740,420
*	QLogic Corporporation		126,076	2,307,191
*	Quantum Corporation		126,075	313,927
*	Sun Microsystems, Inc.		126,075	837,138

				48,472,207
ELECTRONIC EQUIPMENT
& INSTRUMENTS		3.8%
* #	Agilent Technologies, Inc.		126,075	$4,034,400
* #	Coherent, Inc.		126,075	3,876,806
	Jabil Circuit, Inc.		126,075	3,024,539
*	Solectron Corporation		126,075	409,744
	Tektronix, Inc.		126,075	3,564,140

				14,909,629
HEALTH CARE EQUIPMENT &		5.0%
SUPPLIES
	Biomet, Inc.		126,075	$5,340,537
*	Boston Scientific Corporation		126,075	2,326,084
#	Medtronic, Inc.		126,075	6,738,709
*	St. Jude Medical, Inc.		126,075	5,390,967

				19,796,297
INTERNET SOFTWARE		1.9%
& SERVICES
*	eBay, Inc.		126,075	$4,083,569
*	Yahoo!, Inc.		126,076	3,569,212

				7,652,781

IT SERVICES		7.4%
	Automatic Data Processing, Inc.		126,075	$6,016,299
*	Computer Sciences Corporation		126,075	6,613,894
* #	DST Systems, Inc.		126,075	8,885,766
	Electronic Data Systems		126,075	3,317,033
	First Data Corporation		126,075	3,134,225
*	Unisys Corporation		126,075	1,086,767

				29,053,984

LIFE SCIENCES TOOLS & SERVICES		4.8%
	Applera Corporation -
	Applied Biosystems Group		126,075	4,382,367
* #	Millipore Corporation		126,075	8,633,616
*	Thermo Fisher Scientific, Inc.		126,075	6,032,689

				19,048,672

MEDIA		0.8%
* #	Sirius Satellite Radio, Inc.		126,075	$465,217
	Time Warner, Inc.		126,075	2,757,260

				3,222,477
OFFICE ELECTRONICS		0.6%
*	Xerox Corporation		126,075	$2,168,490

PHARMACEUTICALS		1.8%
	Novartis AG - ADR		126,075	$7,273,266

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		15.9%
* #	Advanced Micro Devices, Inc.		126,075	$1,960,466
*	Altera Corporation		126,075	2,527,804
	Analog Devices, Inc.		126,075	4,128,956
#	Applied Materials, Inc.		126,075	2,235,310
*	Broadcom Corporation - Class A		126,076	4,024,346
* #	Cypress Semiconductor Corporation		126,075	2,326,084
#	Intel Corporation		126,075	2,642,532
	KLA-Tencor Corporation		126,075	6,206,672
*	Kulicke & Soffa Industries, Inc.		126,075	1,169,976
*	Lam Research Corporation		126,075	5,775,496
	Linear Technology Corporation		126,075	3,902,021
* #	LSI Logic Corporation		126,075	1,185,105
	Maxim Integrated Products, Inc.		126,075	3,883,110
*	Micron Technology, Inc.		126,075	1,632,671
	National Semiconductor Corporation		126,076	2,916,138
* #	Novellus Systems, Inc.		126,075	3,886,892
* #	Standard Microsystems Corporation		126,075	3,517,492
* #	Teradyne, Inc.		126,075	1,878,518
#	Texas Instruments, Inc.		126,075	3,932,279
	Xilinx, Inc.		126,075	3,063,623

				62,795,491
SOFTWARE		19.4%
*	Adobe Systems, Inc.		126,074	$4,900,496
*	Autodesk, Inc.		126,076	5,512,043
*	BEA Systems, Inc.		126,075	1,554,505
*	BMC Software, Inc.		126,075	4,335,719
	CA, Inc.		126,075	3,095,141
*	Cadence Design Systems, Inc.		126,075	2,382,818
*	Check Point Software Technologies Ltd.		126,075	3,008,150
*	Citrix Systems, Inc.		126,075	3,992,795
*	Cognos, Inc.		126,075	5,437,615
*	Compuware Corporation		126,075	1,130,893
*	Electronic Arts, Inc.		126,075	6,303,750
*	Hyperion Solutions Corporation		126,075	5,322,886
*	McAfee, Inc.		126,075	3,688,955
*	Mentor Graphics Corporation		126,075	2,344,995
	Microsoft Corporation		126,075	3,890,674
*	Novell, Inc.		126,075	914,044
*	Oracle Corporation		126,075	2,163,447
*	Packeteer, Inc.		126,075	1,689,405
#	SAP AG - ADR		126,075	5,842,315
*	Sybase, Inc.		126,075	3,264,082
*	Symantec Corporation		126,076	2,232,806
*	Synopsys, Inc.		126,075	3,353,595

				76,361,129

Total Common Stocks
	(Cost $ 386,472,837)			$393,670,625

SHORT-TERM INVESTMENTS		15.4%

ASSET BACKED SECURITIES		0.6%
\	SLM Student Loan Trust 2003-2 A7
	5.320%, due 02-26-2007		2,227,940	$2,228,097

				2,228,097
CERTIFICATE OF DEPOSIT		0.6%
\	Natexis Banq NY Yankee CD
	5.375%, due 05-08-2007		2,205,881	$2,205,881

				2,205,881
COMMERCIAL PAPER		5.1%
\	Autobahn Funding Corporation 4(2)144A
	5.313%, due 02-15-2007		1,653,088	$1,648,950
\	Koch Resources, Inc.
	5.298%, due 03-14-2007		2,647,058	2,630,798
\	Morgan St Dean Witter
	5.363%, due 05-24-2007		7,499,997	7,499,997
\	Queens Health Systems 4(2)144A
	5.291%, due 02-22-2007		4,039,410	4,023,444
\	WGL Holding, Inc.
	5.312%, due 02-13-2007		4,544,116	4,534,081

MASTER NOTE				20,337,270

\	Bank of America Secuities	4.5%
	5.383%, due 02-01-2007		5,514,703	$5,514,703
\	Bear Stearns and Company
	5.513%, due 02-07-2007		5,955,880	5,955,880
\	JP Morgan Securities
	5.393%, due 02-15-2007		6,176,468	6,176,468

				17,647,051
MEDIUM TERM NOTE		1.1%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		4,411,763	$4,413,717

				4,413,717
REPURCHASE AGREEMENTS
\	Bank of America Securities LLC	3.5%
	Triparty Repurchase Agreement
	5.250%, due 02-01-2007
	collateralized by Federal National
	Mortgage Discount Note, 5.10%,
	due 07-25-2007
	5.094%, due 04-25-2007		13,912,948	$13,912,948

MONEY MARKET		0.0%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		182,673	$182,673

	Total Short-Term Investments			60,927,637
	(Cost $ 60,927,637)

TOTAL INVESTMENTS		115.2%		454,598,262
	(Cost $ 447,400,474)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(15.4)%		(60,744,964)
OTHER ASSETS
	LESS OTHER LIABILITIES	0.2%		691,108
NET ASSETS		100.0%		394,544,406

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES EQUITY INCOME 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

		Number
		of Shares	Market
		or Par Value	Value

COMMON STOCKS	99.9%
CONSUMER DISCRETIONARY	15.8%
CBS Corporation		12,200	$380,274
Dow Jones and Company, Inc.		9,600	362,016
Entercom Communications Corporation		12,600	355,194
Ford Motor Company		51,540	419,020
General Motors Corporation		12,020	394,737
Harrah's Entertainment, Inc.		4,650	392,832
Lee Enterprises, Inc.		11,700	388,791
Limited Brands		12,850	359,029
McDonald's Corporation		9,810	435,073
The New York Times Company		13,300	307,097
Newell Rubbermaid, Inc.		12,675	374,420
The Reader's Digest Association, Inc.		23,700	400,293
The ServiceMaster Company		31,600	412,380
Snap-on, Inc.		6,100	294,081
Tupperware Brands Corporation		25,600	597,248
Whirlpool Corporation		3,290	300,805

			6,173,290
CONSUMER STAPLES	9.0%
Altria Group, Inc.		4,440	$388,012
ConAgra Foods, Inc.		14,960	384,622
Delta and Pine Land Company		11,250	457,875
Kimberly-Clark Corporation		4,200	291,480
Loews Corporation-Carolina Group		6,360	435,914
Reynolds American, Inc.		5,700	367,650
Sara Lee Corporation		20,310	348,316
SUPERVALU, Inc.		10,800	410,184
UST, Inc.		7,330	421,035

			3,505,088
ENERGY	9.5%
Chevron Corporation		5,250	$382,620
ConocoPhillips		4,980	330,722
Exxon Mobil Corporation		5,270	390,507
General Maritime Corporation		8,850	322,936
Global Santa Fe Corporation		5,800	336,458
Kinder Morgan, Inc.		3,240	343,440
Marathon Oil Corporation		3,950	356,843
Occidental Petroleum Corporation		6,320	292,995
Patterson-UTI Energy, Inc.		11,600	280,140
Sunoco, Inc.		4,700	296,711
Williams Companies, Inc.		14,100	380,559

			3,713,931
FINANCIAL SERVICES	25.7%
American Financial Realty Trust		32,800	$366,704
American Home Mortgage Investment Corporation		8,900	310,966
Apartment Investment & Management Company		7,940	497,282
Brandywine Realty Trust		10,600	369,516
Colonial Properties Trust		7,100	348,965
Comerica, Inc.		6,280	372,404
Crescent Real Estate Equities Company		18,450	370,107
First Horizon National Corporation		6,650	289,940
First Industrial Realty Trust, Inc.		9,000	425,340
Friedman, Billings, Ramsey Group, Inc.		26,900	211,434
Health Care Property Investors, Inc.		12,850	530,062
Healthcare Realty Trust, Inc.		10,490	444,566
Highwoods Properties, Inc.		9,400	410,780
Home Properties, Inc.		6,060	389,597
HRPT Properties Trust		30,060	391,381
iStar Financial, Inc.		9,000	451,350
KKR Financial Corporation		15,400	416,724
Lexington Realty Trust		15,400	327,712
Nationwide Health Properties, Inc.		14,850	494,802
New Century Financial Corporation		6,950	210,377
New York Community Bancorp, Inc.		19,800	334,422
Novastar Financial, Inc.		10,100	214,524
Realty Income Corporation		14,700	423,066
Redwood Trust, Inc.		6,800	432,208
The Student Loan Corporation		1,845	369,923
Thornburg Mortgage, Inc.		12,440	334,636
Washington Mutual, Inc.		6,900	307,671

			10,046,459
HEALTH CARE	7.7%
Abbott Laboratories		7,690	$407,570
Bristol-Myers Squibb Company		12,750	367,073
Eli Lilly and Company		5,940	321,473
Hillenbrand Industries, Inc.		6,840	389,948
Johnson & Johnson		5,510	368,068
Merck & Company, Inc.		9,140	409,015
Pfizer, Inc.		14,100	369,984
Wyeth		7,490	370,081

			3,003,212
INDUSTRIALS	9.1%
American Power Conversion Corporation		16,900	$519,506
Deluxe Corporation		15,480	463,162
Emerson Electric Company		7,780	349,867
General Electric Company		9,800	353,290
Hubbel, Inc.-Class B		6,870	331,134
Pitney Bowes, Inc.		7,820	374,343
R. R. Donnelley & Sons Company		10,260	380,646
Textron, Inc.		1,420	132,301
The Timkin Company		9,700	277,517
Waste Management, Inc.		9,200	349,416

			3,531,182
INFORMATION TECHNOLOGY	5.1%
Analog Devices, Inc.		10,100	$330,775
Diebold, Inc.		8,250	382,388
Intel Corporation		16,900	354,224
Linear Technology Corporation		9,600	297,120
Maxim Integrated Products, Inc.		10,000	308,000
Microchip Technology, Inc.		9,600	333,696

			2,006,203
MATERIALS	8.6%
Bemis Company, Inc.		10,700	$362,837
Lyondell Chemical Company		14,410	455,644
MeadWestvaco Corporation		11,700	352,638
Olin Corporation		18,150	305,646
Packaging Corporation of America		14,800	338,032
Sonoco Products Company		10,410	400,785
Southern Copper Corporation		7,400	462,500
Temple-Inland, Inc.		7,700	384,538
Worthington Industries, Inc.		15,750	302,085

			3,364,705
TELECOMMUNICATION	3.1%
AT&T Corp.		11,900	$447,797
Citizens Communications Company		26,300	385,558
Verizon Communications		9,900	381,348

			1,214,703
UTILITIES	6.3%
Duquesne Light Holdings, Inc.		20,100	$402,201
Great Plains Energy, Inc.		11,800	369,694
MDU Resources Group, Inc.		13,475	348,329
OGE Energy Corporation		9,400	363,968
Peoples Energy Corporation		9,150	398,482
Progress Energy, Inc.		7,650	363,681
TECO Energy, Inc.		11,530	195,549

			2,441,904

Total Common Stocks
(Cost $ 35,020,029)			$39,000,677

SHORT-TERM INVESTMENTS	0.6%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		248,224	248,224

Total Short-Term Investments			248,224
(Cost $ 248,224)

TOTAL INVESTMENTS	100.5%		39,248,901
(Cost $ 35,268,253)
OTHER LIABILITIES, LESS OTHER ASSETS
	(0.5)%		(214,294)
NET ASSETS	100.0%		39,034,607

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.6%
BIOTECHNOLOGY		13.6%
*	Amgen, Inc.		46,390	$3,264,464
* #	Amylin Pharmaceuticals, Inc.		5,515	213,872
* #	Biogen Idec, Inc.		14,970	723,650
* #	Celgene Corporation		16,380	879,278
* #	Cephalon, Inc.		2,863	207,310
*	Genentech, Inc.		19,466	1,700,744
*	Genzyme Corporation		11,609	763,060
*	Gilead Sciences, Inc.		19,562	1,258,228
* #	Human Genome Sciences, Inc.		5,698	67,122
*	MedImmune, Inc.		5,286	183,213
*	Millennium Pharmaceuticals, Inc.		14,699	163,159
*	Neurocrine Biosciences, Inc.		1,167	16,315
*	OSI Pharmaceuticals, Inc.		2,550	86,751
*	PDL Biopharma, Inc.		5,183	106,303
*	Vertex Pharmaceuticals, Inc.		5,800	205,030

				9,838,499
HEALTH CARE EQUIPMENT		17.8%
AND SUPPLIES
*	Advanced Medical Optics, Inc.		2,700	$99,225
	Alcon, Inc.		3,515	413,926
	Bausch & Lomb, Inc.		2,529	140,815
	Baxter International, Inc.		32,737	1,625,719
	Beckman Coulter, Inc.		2,960	190,979
	Becton Dickinson and Company		13,272	1,021,148
	Biomet, Inc.		10,453	442,789
*	Boston Scientific Corporation		59,034	1,089,177
	C. R. Bard, Inc.		4,822	397,911
	Cooper Companies. Inc.		2,000	95,400
*	Cytyc Corporation		5,196	150,268
	Dade Behring Holdings, Inc.		9,500	399,760
	DENTSPLY International, Inc.		6,662	205,456
*	Edwards Lifesciences Corporation		2,718	139,053
*	Gen-Probe, Inc.		2,390	123,611
	Hillenbrand Industries, Inc.		2,705	154,212
#	Hologic, Inc.		2,400	133,320
*	Hospira, Inc.		7,350	270,333
*	IDEXX Laboratories, Inc.		1,405	120,563
* #	Intuitive Surgical, Inc.		1,750	172,218
	Medtronic, Inc.		46,980	2,511,081
* #	ResMed, Inc.		3,600	189,288
*	Respironics, Inc.		3,370	143,562
	STERIS Corporation		2,909	75,169
*	St. Jude Medical, Inc.		15,824	676,634
	Stryker Corporation		12,448	771,029
*	Varian Medical Systems, Inc.		6,044	278,810
*	Zimmer Holdings, Inc.		10,592	892,058

				12,923,514
HEALTH CARE PROVIDERS		18.1%
AND SERVICES
	Aetna, Inc.		26,700	$1,125,672
*	Apria Healthcare Group, Inc.		1,794	49,819
*	Brookdale Senior Living, Inc.		2,800	134,400
	Caremark Rx, Inc.		18,496	1,133,065
	CIGNA Corporation		5,778	765,007
*	Community Health Systems, Inc.		4,450	159,088
*	Coventry Health Care, Inc.		7,347	378,738
*	DaVita, Inc.		4,824	263,390
* #	Express Scripts, Inc,-Class A		5,340	371,237
	Health Management Associates, Inc.-Class A		11,219	218,210
*	Health Net, Inc.		5,440	264,982
*	Henry Schein, Inc.		4,150	210,695
*	Humana, Inc.		7,682	426,351
* #	Laboratory Corporation of America Holdings		5,680	417,139
*	Lincare Holdings, Inc.		4,277	168,300
#	Manor Care, Inc.		3,488	185,701
*	Medco Health Solutions, Inc.		13,020	770,914
	Owens & Minor, Inc.		2,150	71,918
*	Patterson Companies, Inc.		2,656	99,892
*	Pediatrix Medical Group, Inc.		2,300	120,842
	Quest Diagnostics, Inc.		6,942	364,316
* #	Tenet Healthcare Corporation		21,750	153,555
*	Triad Hospitals, Inc.		4,120	175,100
	UnitedHealth Group, Inc.		54,199	2,832,440
	Universal Health Services, Inc. - Class B		2,299	133,181
*	WellCare Health Plans, Inc.		1,600	123,968
*	Wellpoint, Inc.		25,720	2,015,934

				13,133,854
LIFE SCIENCES TOOLS & SERVICES		3.6%
* #	Affymetrix, Inc.		2,967	$74,056
	Applera Corporation -
	Applied Biosystems Group		15,152	526,683
*	Charles River Laboratories International, Inc.		3,157	142,065
*	Covance, Inc.		2,972	183,224
* #	Invitrogen Corporation		2,229	136,482
* #	Millipore Corporation		2,500	171,200
	Pharmaceutical Product Development, Inc.		4,836	166,842
*	Techne Corporation		1,665	96,637
*	Thermo Fisher Scientific, Inc.		17,800	851,730
*	Waters Corporation		4,750	269,277

				2,618,196
PHARMACEUTICALS		46.5%
	Abbott Laboratories		61,425	$3,255,525
	Allergan, Inc.		6,693	781,140
*	Barr Pharmaceuticals, Inc.		4,968	265,887
	Bristol-Myers Squibb Company		80,602	2,320,532
#	Eli Lilly and Company		39,904	2,159,604
*	Endo Pharmaceuticals Holdings, Inc.		6,250	192,000
*	Forest Laboratories, Inc.		14,033	787,392
	Johnson & Johnson		106,600	7,120,880
*	King Pharmaceuticals, Inc.		11,303	201,872
#	Medicis Pharmaceutical Corporation		2,512	95,280
	Merck & Company, Inc.		89,150	3,989,463
	Mylan Laboratories, Inc.		9,841	217,880
*	Par Pharmaceutical Companies, Inc.		1,420	37,460
	Pfizer, Inc.		273,916	7,187,556
	Schering-Plough Corporation		68,742	1,718,550
* #	Sepracor, Inc.		5,039	287,525
	Valeant Pharmaceuticals International		4,136	72,918
*	Watson Pharmaceuticals, Inc.		4,759	129,540
	Wyeth		58,603	2,895,574

				33,716,578
Total Common Stocks
	(Cost $ 54,310,530)			72,230,641

SHORT-TERM INVESTMENTS		8.1%

ASSET BACKED SECURITIES		0.3%
\	SLM Student Loan Trust 2003-2 A7
	5.320%, due 02-26-2007		212,794	$212,809

				212,809
CERTIFICATE OF DEPOSIT		0.3%
\	Natexis Banq NY Yankee CD
	5.375%, due 05-08-2007		210,688	$210,688

				210,688
COMMERCIAL PAPER		2.7%
\	Autobahn Funding Corporation 4(2)144A
	5.313%, due 02-15-2007		157,889	$157,494
\	Koch Resources, Inc.
	5.298%, due 03-14-2007		252,825	251,272
\	Morgan St Dean Witter
	5.363%, due 05-24-2007		716,338	716,338
\	Queens Health Systems 4(2)144A
	5.291%, due 02-22-2007		385,811	384,287
\	WGL Holding, Inc.
	5.312%, due 02-13-2007		434,016	433,058

				1,942,449
MASTER NOTE		2.3%
\	Bank of America Secuities
	5.383%, due 02-01-2007		526,719	$526,719
\	Bear Stearns and Company
	5.513%, due 02-07-2007		568,856	568,856
\	JP Morgan Securities
	5.393%, due 02-15-2007		589,925	589,925

				1,685,500
MEDIUM TERM NOTE		0.6%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		421,375	$421,562

				421,562
REPURCHASE AGREEMENTS		1.8%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.250%, due 02-01-2007
	collateralized by Federal National
	Mortgage Discount Note, 5.10%,
	due 07-25-2007		1,328,848	$1,328,848

MONEY MARKET		0.1%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		48,320	$48,320

Total Short-Term Investments				5,850,176
	(Cost $ 5,850,176)

TOTAL INVESTMENTS		107.7%		78,080,817
	(Cost $ 60,160,706)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(8.0)%		(5,801,856)
OTHER ASSETS
LESS OTHER LIABILITIES		0.3%		199,721

NET ASSETS		100.0%		72,478,682

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.8%
CAPITAL MARKETS		16.1%
	Ameriprise Financial, Inc.		4,700	$277,112
	Bank of New York Company, Inc.		17,299	692,133
	Bear Stearns Companies, Inc.		2,517	414,927
	The Charles Schwab Corporporation		23,058	436,257
*	E*TRADE Financial Corporation		9,040	220,395
	Franklin Resources, Inc.		3,865	460,360
	The Goldman Sachs Group, Inc.		8,579	1,820,121
#	Janus Capital Group, Inc.		3,470	71,066
	Legg Mason, Inc.		2,854	299,242
	Lehman Brothers Holdings, Inc.		12,308	1,012,210
	Mellon Financial Corporation		9,216	393,892
	Merrill Lynch & Company, Inc.		20,754	1,941,744
	Morgan Stanley		22,742	1,882,810
	Northern Trust Corporation		4,199	255,089
	State Street Corporation		7,533	535,220
	T. Rowe Price Group, Inc.		5,802	278,438

				10,991,016
COMMERCIAL BANKS		18.1%
#	BB&T Corporation		12,122	$512,276
	Comerica, Inc.		3,361	199,307
#	Commerce Bancorp, Inc.		3,650	123,297
	Commerce Bancshares, Inc.		6,415	315,105
	Compass Bancshares, Inc.		2,602	158,462
	Fifth Third Bancorp		10,550	420,945
#	First Horizon National Corporation		2,296	100,106
	Huntington Bancshares, Inc.		4,257	99,103
	KeyCorp		8,867	338,453
	M&T Bank Corporation		1,728	209,624
#	Marshall & Ilsley Corporation		5,285	248,712
	Mercantile Bankshares Corporation		2,396	112,876
#	National City Corporation		13,550	512,867
	PNC Financial Services Group		6,656	491,013
#	Popular, Inc.		4,616	84,288
	Regions Financial Corporation		16,774	608,225
	SunTrust Banks, Inc.		8,103	673,359
#	Synovus Financial Corporation		5,628	179,702
#	TCF Financial Corporation		1,914	48,577
	TD Banknorth, Inc.		1,555	50,149
	U.S. Bancorp		41,140	1,464,584
	Wachovia Corporation		45,081	2,547,077
	Wells Fargo & Company		74,476	2,675,178
	Zions Bancorporation		2,238	189,827
				12,363,112
CONSUMER FINANCE		3.9%
	American Express Company		25,174	$1,465,630
	Capital One Financial Corporation		9,458	760,423
	SLM Corporation		9,281	426,555
				2,652,608
DIVERSIFIED FINANCIAL SERVICES		26.4%
	Bank of America Corporation		106,772	$5,614,072
	The Chicago Mercantile Exchange		700	394,310
	The CIT Group, Inc.		10,059	593,079
	Citigroup, Inc.		124,215	6,847,973
	JPMorgan Chase & Company		82,278	4,190,418
	Moody's Corporation		5,300	379,268

				18,019,120
INSURANCE		22.4%
	ACE Limited		7,261	$419,541
	AFLAC, Inc.		11,443	544,801
	The Allstate Corporation		14,524	873,764
	Ambac Financial Group, Inc.		2,159	190,208
#	American Financial Group, Inc.		8,800	310,816
	American International Group, Inc.		53,924	3,691,098
#	Aon Corporation		5,733	205,585
	W. R. Berkley Corporation		3,400	112,506
	The Chubb Corporation		9,380	488,135
	Cincinnati Financial Corporation		3,058	136,815
	Everest Re Group, Ltd.		1,242	116,251
	Genworth Financial Inc.		10,000	349,000
	The Hartford Financial Services Group, Inc.		7,265	689,521
	Lincoln National Corporation		11,425	767,075
	Loews Corporation		18,424	800,707
	Marsh & McLennan Companies		12,226	360,667
	MBIA, Inc.		2,869	206,080
#	MetLife, Inc.		10,590	657,851
	Ohio Casualty Corporation		10,600	313,124
	Old Republic International Corporation		3,897	86,903
	Principal Financial Group, Inc.		11,615	715,600
	The Progressive Corporation		15,876	368,165
#	Prudential Financial, Inc.		14,956	1,333,028
#	SAFECO Corporation		2,287	146,391
	The St. Paul Travelers Companies, Inc.		15,955	811,312
	Torchmark Corporation		1,967	127,835
#	UnumProvident Corporation		6,838	150,436
	Willis Group Holdings Limited		2,200	89,892
#	XL Capital Ltd. Class A		3,932	271,308
				15,334,415
REAL ESTATE INVESTMENTS TRUSTS (REITS)		6.3%
	Archstone Communities Trust		4,755	300,564
	Avalonbay Communities, Inc.		1,640	243,310
	Boston Properties, Inc.		2,550	321,529
	Developers Diversified Realty Corporation		2,200	147,664
	Duke Realty Corporation		2,592	114,359
	Equity Office Properties Trust		7,850	436,067
	Equity Residential		6,442	362,556
#	Host Hotels & Resorts, Inc.		11,400	301,758
	iStar Financial, Inc.		2,450	122,868
	Kimco Realty Corporation		4,600	228,160
	Plum Creek Timber Company, Inc.		3,636	146,349
#	Public Storage, Inc.		2,800	304,528
	Rayonier, Inc.		7,175	309,960
	Simon Property Group, Inc.		5,034	575,839
#	Vornado Realty Trust		2,890	353,592
				4,269,103
THRIFTS AND MORTGAGE FINANCE		6.6%
	Countrywide Financial Corporation		14,136	$614,633
	Fannie Mae		22,614	1,278,369
	Freddie Mac		16,036	1,041,217
	Hudson City Bancorp, Inc.		10,600	145,962
	MGIC Investment Corporation		1,582	97,641
#	New York Community Bancorp, Inc.		4,820	81,410
	Radian Group, Inc.		1,458	87,801
#	Sovereign Bancorp, Inc.		6,773	166,955
#	Washington Mutual, Inc.		21,896	976,343
				4,490,331

Total Common Stocks
	(Cost $ 47,737,077)			$68,119,705

SHORT-TERM INVESTMENTS		10.5%

ASSET BACKED SECURITIES		0.4%
\	SLM Student Loan Trust 2003-2 A7
	5.320%, due 02-26-2007		259,060	$259,079

				259,079
CERTIFICATE OF DEPOSIT		0.4%
\	Natexis Banq NY Yankee CD
	5.375%, due 05-08-2007		256,495	$256,495

				256,495
COMMERCIAL PAPER		3.4%
\	Autobahn Funding Corporation 4(2)144A
	5.313%, due 02-15-2007		192,218	$191,737
\	Koch Resources, Inc.
	5.298%, due 03-14-2007		307,794	305,905
\	Morgan St Dean Witter
	5.363%, due 05-24-2007		872,084	872,084
\	Queens Health Systems 4(2)144A
	5.291%, due 02-22-2007		469,694	467,838
\	WGL Holding, Inc.
	5.312%, due 02-13-2007		528,381	527,214

				2,364,778
MASTER NOTE		3.0%
\	Bank of America Secuities
	5.383%, due 02-01-2007		641,239	$641,239
\	Bear Stearns and Company
	5.513%, due 02-07-2007		692,538	692,538
\	JP Morgan Securities
	5.393%, due 02-15-2007		718,187	718,187

				2,051,964
MEDIUM TERM NOTE		0.7%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		512,991	$513,218

				513,218
REPURCHASE AGREEMENTS		2.4%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.250%, due 02-01-2007
	collateralized by Federal National
	Mortgage Discount Note, 5.10%,
	due 07-25-2007		1,617,767	$1,617,767

MONEY MARKET		0.2%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		166,794	166,794

Total Short-Term Investments				7,230,095
	(Cost $ 7,230,095)

TOTAL INVESTMENTS		110.3%		75,349,800
	(Cost $ 54,967,172)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(10.3)%		(7,063,301)
OTHER ASSETS
LESS OTHER LIABILITIES		0.0%		3,100

NET ASSETS		100.0%		68,289,599

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

		Number
		of Shares	Market
		or Par Value	Value

UNDERLYING FUNDS	99.9%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,584,586	$22,928,965
Dow Jones U.S. Health Care 100
Plus Fund - Class F *		1,814,440	23,406,273
NYSE Arca Tech 100 Index Fund
- Class F *		897,198	23,165,664

Total Common Stocks			69,500,902
(Cost $ 56,350,020)

TOTAL INVESTMENTS	99.9%		69,500,902
(Cost $ 56,350,020)
OTHER ASSETS
LESS OTHER LIABILITIES	0.1%		69,270

NET ASSETS	100.0%		69,570,172

* Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		98.0%
AUTOS & TRANSPORTATION		4.2%
#	C. H. Robinson Worldwide, Inc.		92,050	$4,883,253
	Expeditors International of Washington, Inc.		113,145	4,830,160

				9,713,413
CONSUMER DISCRETIONARY		27.8%
* #	Bed Bath & Beyond, Inc.		97,035	$4,093,907
#	CDW Corporation		62,095	3,984,636
*	Coach, Inc.		129,405	5,934,513
* #	Coldwater Creek, Inc.		117,380	2,189,137
	The Corporate Executive Board Company		50,310	4,564,626
* #	Dick's Sporting Goods, Inc.		105,025	5,407,737
*	Electronic Arts, Inc.		76,000	3,800,000
	Fastenal Company		139,915	5,216,031
	Harman International Industries, Inc.		36,885	3,488,214
*	Laureate Education, Inc.		99,210	5,986,331
* #	O'Reilly Automotive, Inc.		196,015	6,842,884
* #	Panera Bread Company		87,750	5,173,740
#	PETsMART, Inc.		156,135	4,768,363
* #	Tractor Supply Company		71,280	3,587,522

				65,037,641
CONSUMER STAPLES		0.9%
	Whole Foods Market, Inc.		50,555	2,183,470

FINANCIAL SERVICES		17.8%
* #	Affiliated Managers Group, Inc.		39,515	$4,401,971
*	Alliance Data Systems Corporation		83,415	5,666,381
#	Brown & Brown		109,410	3,098,491
	The Chicago Mercantile Exchange		9,495	5,348,534
#	Commerce Bancorp, Inc.		116,325	3,929,459
	FactSet Research Systems, Inc.		90,615	5,262,919
*	Fiserv, Inc.		115,120	6,051,858
	Global Payments, Inc.		101,745	3,841,891
#	Nuveen Investments		78,220	3,871,890

				41,473,394
HEALTH CARE		19.1%
* #	Cerner Corporation		82,830	$3,721,552
*	Covance, Inc.		83,970	5,176,751
*	Coventry Health Care, Inc.		57,400	2,958,970
* #	Healthways, Inc.		76,300	3,464,783
*	IDEXX Laboratories, Inc.		57,565	4,939,653
*	Kyphon, Inc.		62,985	2,947,068
* #	ResMed, Inc.		97,685	5,136,277
* #	Stericycle, Inc.		76,925	5,923,225
#	Stryker Corporation		87,305	5,407,672
*	Varian Medical Systems, Inc.		107,870	4,976,043

				44,651,994
OTHER ENERGY		6.1%
#	Apache Corporation		35,370	$2,580,949
	BJ Services Company		80,765	2,233,960
	Smith International, Inc.		101,815	4,040,019
	XTO Energy, Inc.		106,386	5,369,301

				14,224,229
PRODUCER DURABLES		4.9%
	Donaldson Company, Inc.		87,775	$3,091,436
	Joy Global, Inc.		75,540	3,510,344
	Roper Industries, Inc.		94,030	4,882,038

				11,483,818
TECHNOLOGY		17.2%
*	Adobe Systems, Inc.		125,415	$4,874,881
*	Amdocs Limited		156,390	5,423,605
	Amphenol Corporation		48,895	3,311,169
*	Citrix Systems, Inc.		153,340	4,856,278
*	Cognizant Technology Solutions Corporation		67,170	5,728,929
*	Intuit, Inc.		150,770	4,741,717
	L-3 Commmunications Holdings, Inc.		64,070	5,275,524
*	SRA International, Inc.		82,870	2,096,611
* #	WebEx Communications, Inc.		105,325	3,905,451

				40,214,165

Total Common Stocks				$228,982,124
	(Cost $ 174,630,172)

SHORT-TERM INVESTMENTS		28.5%

ASSET BACKED SECURITIES		1.0%
\	SLM Student Loan Trust 2003-2 A7
	5.320%, due 02-26-2007		2,243,360	$2,243,518

				2,243,518
CERTIFICATE OF DEPOSIT		1.0%
\	Natexis Banq NY Yankee CD
	5.375%, due 05-08-2007		2,221,149	$2,221,149

				2,221,149
COMMERCIAL PAPER		8.7%
\	Autobahn Funding Corporation 4(2)144A
	5.313%, due 02-15-2007		1,664,529	$1,660,363
\	Koch Resources, Inc.
	5.298%, due 03-14-2007		2,665,379	2,649,006
\	Morgan St Dean Witter
	5.363%, due 05-24-2007		7,551,906	7,551,906
\	Queens Health Systems 4(2)144A
	5.291%, due 02-22-2007		4,067,368	4,051,291
\	WGL Holding, Inc.
	5.312%, due 02-13-2007		4,575,567	4,565,461

				20,478,027
MASTER NOTE		7.6%
\	Bank of America Secuities
	5.383%, due 02-01-2007		5,552,872	$5,552,872
\	Bear Stearns and Company
	5.513%, due 02-07-2007		5,997,102	5,997,102
\	JP Morgan Securities
	5.393%, due 02-15-2007		6,219,217	6,219,217

				17,769,191
MEDIUM TERM NOTE		1.9%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		4,442,298	$4,444,266

				4,444,266
REPURCHASE AGREEMENTS		6.0%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.250%, due 02-01-2007
	collateralized by Federal National
	Mortgage Discount Note, 5.10%,
	due 07-25-2007		14,009,242	$14,009,242

MONEY MARKET		2.3%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		5,398,716	5,398,716

	Total Short-Term Investments			$66,564,109
	(Cost $ 66,564,109)

TOTAL INVESTMENTS		126.5%		295,546,233
	(Cost $ 241,194,281)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(26.2)%		(61,165,393)
OTHER LIABILITIES, LESS OTHER ASSETS
		(0.3)%		(720,442)
NET ASSETS		100.0%		233,660,398

*	Non-income producing
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
January 31, 2007
			Principal
		Decription	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES
	99.0%

ARKANSAS	0.3%
		Hot Springs, Arkansas, New Public Housing Authority,
		5.125%, due 06-01-2007 (10)	540,000	$542,462

GEORGIA	0.3%
		Atlanta, Georgia, New Public Housing Authority,
		5.00%, due 05-01-2007 (10)	325,000	325,995

		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012 (10)	250,000	264,635

GUAM	3.9%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029 (7)	5,815,000	6,049,693
		5.25%, due 10-01-2009 (1)	250,000	258,933

ILLINOIS	1.1%
		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012 (10)	300,000	318,075
		4.875%, due 10-01-2008 (10)	1,380,000	1,406,413

MASSACHUSETTS	0.7%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021 (5)	910,000	1,161,560

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	255,000	269,270

NEW JERSEY	0.2%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009 (10)	285,000	293,878

NEW YORK	0.3%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	200,000	211,192

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010 (10)	225,000	235,080

NORTH CAROLINA	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013 (10)	210,000	224,729
		5.00%, due 02-01-2012 (10)	400,000	422,744

OHIO	0.7%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012 (10)	300,000	317,817
		5.00%, due 05-01-2011 (10)	500,000	524,455
		4.875%, due 05-01-2010 (10)	200,000	206,914

PENNSYLVANIA	0.3%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011 (10)	270,000	281,896
		Clinton County, Pennsylvania, New Public Housing Authority,
		5.25%, due 11-01-2007 (10)	200,000	202,282

PUERTO RICO	8.2%
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Government Facilities, Series H,
		5.50%, due 07-01-2017	1,250,000	1,417,387
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Series L,
		5.50%, due 07-01-2021 (8)	500,000	576,745
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A, 5.50%, due 07-01-2020 (7)	1,000,000	1,147,700
		5.50%, due 07-01-2017 (8)	1,100,000	1,241,273
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023 (4)	1,120,000	1,302,952
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020 (7)	780,000	827,330
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
		5.00%, due 08-01-2030 (4)	880,000	933,055
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
		5.25%, due 08-01-2023 (2)	1,000,000	1,134,260
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030 (4)	1,215,000	1,269,663
		5.25%, due 07-01-2027 (4)	755,000	799,938
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100 (4)	1,225,000	1,294,813
	++	5.25%, prerefunded 07-01-2011 at 100 (4)	1,205,000	1,279,746

SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010 (10)	200,000	207,588

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010 (10)	190,000	197,824

TEXAS	0.2%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2009 (10)	340,000	350,319

VIRGIN ISLANDS	2.8%
		Virgin Islands, Public Finance Authority Gross Tax
		Receipts Revenue
		5.00%, due 10-01-2021	2,000,000	2,158,780
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012 (7)	255,000	266,404
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010 (1)	470,000	488,297
		5.00%, due 07-01-2009 (1)	1,500,000	1,542,345

WISCONSIN	79.2%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019	435,000	445,910
		(LOC: Associated Bank, N.A.)
		4.75%, due 09-01-2017	360,000	369,202
		(LOC: Associated Bank, N.A.)
		Ashland, Wisconsin, Housing Authority Student Housing
		Revenue, Northland College Project,
		5.10%, due 04-01-2018	500,000	507,710
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
	++	5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,433,061
		5.70%, prerefunded 06-01-2009 at 100	410,000	427,970
		5.60%, prerefunded 06-01-2009 at 100	100,000	104,162
		5.20%, prerefunded 06-01-2009 at 100	200,000	206,562
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	925,000	965,737
		5.20%, due 06-01-2022	500,000	529,710
		5.05%, due 06-01-2019	1,030,000	1,081,830
		4.70%, due 06-01-2015	500,000	515,395
		Village of Blue Mounds, Wisconsin (Dane County),
		Community Development Lease Revenue,
		4.75%, due 04-01-2023	250,000	257,093
		Burlington, Wisconsin Racine and Walworth Counties,
		Community Development Lease Revenue Refunding,
		Series 2005,
		4.10%, due 04-01-2017	750,000	739,545
		4.00%, due 04-01-2016	200,000	196,380
	^	Butler, Wisconsin Community Development
		Authority Lease Revenue Refunding,
		4.125%, due 09-01-2019	275,000	275,533
		Clintonville, Wisconsin, Redevelopment Authority
		Lease Revenue Bonds,
		4.40%, due 06-01-2021	75,000	75,557
		4.30%, due 06-01-2020	75,000	75,183
		4.25%, due 06-01-2019	75,000	75,043
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue,
		5.10%, prerefunded 06-01-2009 at 100	2,430,000	2,501,636
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 08-01-1999
		5.125%, due 06-01-2019	1,595,000	1,642,898
		4.70%, due 06-01-2009	150,000	152,799
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, unrefunded balance
		5.00%, due 06-01-2014	170,000	174,408
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 12-01-2002
		4.00%, due 06-01-2012	100,000	100,424
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 11-01-2003
		3.65%, due 06-01-2013	200,000	196,224
		3.30%, due 06-01-2011	175,000	168,994
		3.00%, due 06-01-2010	125,000	120,045
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2005
		3.25%, due 06-01-2011	250,000	240,388
		3.00%, due 06-01-2010	250,000	239,743
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2006
		4.25%, due 06-01-2017	500,000	504,965
		Eau Claire, Wisconsin, Housing Authority Housing Revenue
		Refunding, London Hill Townhouses Project, Series A,
		6.25%, due 05-01-2015	560,000	560,493
		Fontana-on-Geneva Lake, Wisconsin (Walworth County)
		Redevelopment Lease Revenue Series 2005,
		4.375%, due 06-01-2022	500,000	495,840
		4.20%, due 06-01-2018	100,000	98,139
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7, Series A,
		5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,358,185
		5.30%, prerefunded 09-01-2008 at 100	100,000	102,388
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7,
		4.875%, due 09-01-2019	1,000,000	1,028,200
		4.75%, due 09-01-2017	1,250,000	1,279,338
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue Refunding, Tax Increment District No. 7,
		4.50%, due 09-01-2018	2,000,000	2,028,480
		4.35%, due 09-01-2016	1,000,000	1,002,430
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A, (Bayshore Public Parking Facility),
		5.00%, due 10-01-2024	1,500,000	1,583,820
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2005A, (Bayshore Public Parking Facility),
		4.75%, due 10-01-2027	1,000,000	1,021,300
		Grant County, Wisconsin, Housing Authority Revenue
		Refunding, Orchard Manor Project,
		5.35%, due 07-01-2026	1,000,000	1,011,680
		5.25%, due 07-01-2018	500,000	504,625
		Green Bay/Brown County Professional Football Stadium
		District Sales Tax Revenue, Lambeau Field Renovation Project,
		5.00%, due 02-01-2019 (1)	2,500,000	2,586,650
		4.90%, due 02-01-2016 (1)	1,000,000	1,034,740
		4.85%, due 02-01-2015 (1)	1,020,000	1,055,476
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Refunding Student Housing, University Village Housing,
		Inc. Project,
		6.00%, due 04-01-2017	165,000	165,594
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Student Housing, University Village Housing, Series A
		5.125%, due 04-01-2021	75,000	76,282
		Green Bay, Wisconsin, Redevelopment Authority
		Lease Revenue, Convention Center Project, Series A,
		5.10%, due 06-01-2029	1,500,000	1,545,900
		Green Bay, Wisconsin Redevelopment Authority Lease Revenue
		Refunding, Series 2006 (Convention Center Project),
		4.30%, due 06-01-2029	1,000,000	990,030
		4.20%, due 06-01-2025	1,000,000	986,110
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue, Bellin Memorial Hospital Project, Series A,
		5.50%, due 02-15-2021	400,000	416,900
		Jackson, Wisconsin, Community Development Authority Revenue
		Refunding,
		5.10%, due 12-01-2017	725,000	737,129
		4.90%, due 12-01-2013	100,000	101,440
		4.35%, due 12-01-2008	100,000	99,995
		Johnson Creek, Wisconsin, Community Development
		Authority, Lease Revenue Bond, Tax Incremental District # 2,
		4.85%, due 12-01-2022	200,000	208,232
		Kenosha, Wisconsin, Housing Authority Multifamily Housing,
		Revenue GNMA Collateralized, Villa Ciera Project, Series A,
		6.00%, due 11-20-2041 (4)	1,000,000	1,032,560
		Little Chute, Wisconsin, Community Development
		Authority Lease Revenue Refunding Bonds, Series 2004,
		4.35%, due 03-01-2018	200,000	202,914
		4.25%, due 03-01-2017	200,000	202,188
		Madison, Wisconsin, Community Development Authority Revenue
		Quarters, 2nd Mortgage,
		5.875%, (variable after 07-01-2011)
		due 07-01-2016 (5)	185,000	185,167
		Madison, Wisconsin, Community Development Authority
		Revenue, Meriter Retirement Services, Inc. Project,
		6.125%, due 12-01-2019	1,500,000	1,506,210
		Madison, Wisconsin, Community Development Authority
		Revenue, Fluno Center Project,
		5.00%, due 11-01-2020
		(LOC: Northern Trust Company)	3,050,000	3,120,333
		Mayville, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.15%, due 04-01-2017	175,000	173,989
		3.90%, due 04-01-2015	200,000	197,242
		3.80%, due 04-01-2014	300,000	295,002
		3.65%, due 04-01-2013	175,000	170,590
		Medford, Wisconsin, Community Development Lease Revenue
		Refunding, Series 2004A,
		4.60%, due 12-01-2021	245,000	248,146
		4.55%, due 12-01-2020	230,000	232,551
		4.50%, due 12-01-2019	220,000	222,055
		Middleton, Wisconsin, Community Development Authority Lease
		Revenue, Series A,
		4.55%, due 10-01-2018	500,000	510,725
		4.35%, due 10-01-2017	1,630,000	1,651,956
		2.90%, due 10-01-2007	100,000	99,168
		Milton, Wisconsin, Community Development Authority, (Rock
		County), Lease Revenue,
		4.60%, due 04-01-2026	360,000	368,086
		4.50%, due 04-01-2021	125,000	127,059
		Milwaukee, Wisconsin, Redevelopment Authority Development
		Revenue Refunding, 2430 West Wisconsin Avenue Project,
		3.60%, due 03-01-2014 (4)	310,000	303,729
		3.50%, due 03-01-2013 (4)	645,000	626,592
		3.40%, due 03-01-2012 (4)	480,000	466,147
		3.25%, due 03-01-2011 (4)	500,000	482,200
		3.00%, due 03-01-2010 (4)	230,000	222,589
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding Marquette University Project,
		4.35%, due 11-01-2018 (8)	500,000	506,565
		4.25%, due 11-01-2017 (8)	1,000,000	1,011,120
		4.15%, due 11-01-2016 (8)	1,275,000	1,284,652
		Milwaukee, Wisconsin Redevelopment Authority Lease Revenue
		Series 2005A, (Milwaukee Public Schools-
		Congress, Graig and Fratney),
		4.60%, due 08-01-2022	500,000	512,360
		4.50%, due 08-01-2020	500,000	506,740
		Milwaukee, Wisconsin, Redevelopment Authority
		Revenue Bonds, Milwaukee Public Schools-Neighborhood
		Schools Initiative,
		4.125%, due 08-01-2018 (1)	2,010,000	2,013,960
		4.10%, due 08-01-2017 (1)	1,000,000	1,003,960
		4.00%, due 08-01-2016 (1)	1,000,000	1,000,000
		3.80%, due 08-01-2014 (1)	1,000,000	991,630
		3.65%, due 08-01-2013 (1)	2,000,000	1,973,820
		3.25%, due 08-01-2011 (1)	500,000	483,470
	^	Milwaukee, Wisconsin, Redevelopment Authority
		Revenue Bonds, Milwaukee Public Schools-Neighborhood
		Schools Initiative, Series 2007A
		4.00%, due 08-01-2023	500,000	488,185
		Milwaukee, Wisconsin, Redevelopment Authority
		Milwaukee School of Engineering Project, Series B,
		3.50%, due 07-01-2009
		(LOC: Marshall & Ilsley)	250,000	248,910
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series A,
		5.50%, due 01-01-2017	2,470,000	2,469,851
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series B,
		5.60%, due 01-01-2015	1,845,000	1,850,498
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue Summerfest Project,
		4.95%, due 08-01-2020	1,250,000	1,297,825
		4.85%, due 08-01-2017	500,000	516,680
		4.80%, due 08-01-2016	500,000	515,250
		4.70%, due 08-01-2015	500,000	513,010
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding YMCA of Metropolitan Milwaukee
		Inc. Project,
		5.10%, due 12-01-2023
		(LOC: Marshall & Ilsley)	1,000,000	1,008,160
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series A,
		5.30%, due 06-01-2029
		(LOC: Marshall & Ilsley)	1,800,000	1,865,160
		5.25%, due 06-01-2019
		(LOC: Marshall & Ilsley)	430,000	442,681
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series B,
		5.20%, due 06-01-2029
		(LOC: Marshall & Ilsley)	355,000	367,883
		5.15%, due 06-01-2019
		(LOC: Marshall & Ilsley)	200,000	206,390
		Muskego Wisconsin Community Development Authority
		Community Development Lease Revenue, Series 2003,
		4.00%, due 06-01-2018	75,000	72,614
		3.90%, due 06-01-2017	110,000	105,665
		3.80%, due 06-01-2016	100,000	95,134
		Neenah, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A,
		4.70%, due 12-01-2028	1,250,000	1,273,688
		5.125%, due 12-01-2023	1,000,000	1,063,130
		4.30%, due 12-01-2020	1,000,000	1,012,550
		New Berlin Wisconsin Housing Authority Revenue
		Capital Appreciation, Apple Glen Project, Series A,
		Zero %, due 05-01-2010	70,000	61,475
		Zero %, due 11-01-2009	65,000	58,381
		Zero %, due 05-01-2009	70,000	64,116
		Zero %, due 11-01-2007	65,000	63,240
		Zero %, due 05-01-2007	70,000	69,378
		North Fond du Lac. Wisconsin Redevelopment Lease Revenue
		Refunding, Series 2005,
		4.35%, due 12-01-2017	325,000	321,389
		Oak Creek, Wisconsin Housing Authority Revenue
		Refunding, Wood Creek Project,
		5.625%, due 07-20-2029 (5)	2,205,000	2,212,740
		5.50%, due 07-20-2019 (5)	1,000,000	1,003,610
		Oak Creek, Wisconsin Housing Authority Revenue
		Capital Appreciation, Wood Creek Project,
		Zero %, due 01-20-2014 (5)	60,000	40,538
		Zero %, due 07-20-2013 (5)	125,000	87,000
		Zero %, due 01-20-2013 (5)	125,000	89,480
		Zero %, due 01-20-2012 (5)	65,000	48,860
		Zero %, due 07-20-2011 (5)	125,000	95,650
		Zero %, due 01-20-2011 (5)	125,000	99,147
		Zero %, due 07-20-2007 (5)	50,000	48,102
		Oconto Falls, Wisconsin Community Deveopement
		Authority Revenue, Oconto Falls Tissue, Inc. Project,
		7.75%, due 12-01-2022	800,000	740,688
		Oconto Falls, Wisconsin Community Development
		Authority Development Revenue,
		8.125%, due 12-01-2022	1,360,000	1,259,088
		Onalaksa, Wisconsin, Community Development
		Authority Lease Revenue,
		4.15%, due 10-01-2016	200,000	201,148
		4.00%, due 10-01-2015	100,000	99,923
		3.90%, due 10-01-2014	100,000	99,799
		3.65%, due 10-01-2012	100,000	98,196
		Oostburg, Wisconsin Community Development
		Authority Lease Revenue,
		4.40%, due 05-01-2022	110,000	110,590
		4.35%, due 05-01-2021	105,000	105,393
		Oshkosh, Wisconsin Housing Authority Revenue,
		GNMA Collateralized, VNA Assisted Living Inc. Project,
		5.75%, due 09-20-2038 (4)	1,260,000	1,261,310
		5.45%, due 09-20-2017 (4)	125,000	125,134
		Schofield, Wisconsin Community Development Authority,
		Redevelopment Lease Revenue Refunding Bond, Series 2004
		4.60%, due 10-01-2017	100,000	102,671
		4.50%, due 10-01-2015	100,000	102,682
		Sheboygan, Wisconsin Housing Authority Multifamily
		Revenue Refunding, GNMA Collateralized, Lake Shore
		Apartments Project, Series A,
		5.10%, due 11-20-2026 (4)	1,000,000	1,005,510
		Slinger, Wisconsin Redevelopment Authority
		Lease Revenue Refunding,
		4.70%, due 09-01-2012	400,000	401,196
		Southeast Wisconsin Professional Baseball Park District
		League Capital Appreciation Certificate of Participation,
		Zero %, due 12-15-2017 (7)	1,000,000	634,680
		Zero %, due 12-15-2015 (7)	970,000	676,410
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 1996,
		5.75%, prerefunded 03-13-2007 at 101 (7)	1,095,000	1,108,348
		5.55%, prerefunded 03-13-2007 at 101 (7)	1,400,000	1,416,772
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Series A,
		5.50%, due 12-15-2026 (7)	2,500,000	2,885,350
		5.50%, due 12-15-2018 (7)	250,000	283,105
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 2001A,
		5.10%, due 12-15-2029 (7)	270,000	285,320
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Junior Lien, Series B
		5.50%, due 12-15-2009 (7)	615,000	643,401
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series A,
		5.20%, due 10-01-2021	1,000,000	1,023,500
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series 2006A,
		4.50%, due 10-01-2021	500,000	504,655
		4.35%, due 10-01-2018	1,100,000	1,102,530
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series B-ACA-CBI,
		5.15%, due 10-01-2020	500,000	511,755
		5.00%, due 10-01-2017	1,000,000	1,021,130
		Sun Prairie, Wisconsin Community Development
		Authority Lease Revenue, Series 2003,
		4.50%, due 08-01-2021	150,000	152,703
		4.40%, due 08-01-2020	150,000	152,028
		Sun Prairie, Wisconsin Community Development Lease
		Revenue, Series 2005,
		(Tax Incremental District No. 8),
		4.35%, due 08-01-2022	975,000	985,345
		4.30%, due 08-01-2021	975,000	983,287
		Verona, Wisconsin (Dane County), Community Development
		Authority Community Development Lease Revenue,
		4.25%, due 12-01-2021	50,000	49,563
		4.20%, due 12-01-2020	50,000	49,686
		4.00%, due 12-01-2018	50,000	48,982
		3.90%, due 12-01-2017	100,000	97,578
		3.80%, due 12-01-2016	100,000	95,858
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, 2004 Series,
		4.85%, due 02-01-2022	200,000	207,802
		4.80%, due 02-01-2020	100,000	103,234
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, Series A,
		5.50%, due 06-01-2017	445,000	446,967
		Walworth County, Wisconsin Housing Authority Housing
		Revenue, Kiwanis Heritage Senior Apartments Project,
		5.70%, due 03-01-2039 (3)	460,000	461,596
		Waterford, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.65%, due 10-01-2020	750,000	761,550
		Watertown, Wisconsin Community Development
		Authority Redevelopment Lease Revenue, Series A,
		5.00%, due 05-01-2018	750,000	769,747
		Watertown, Wisconsin Community Development
		Authority Revenue Bonds, Series 2006A
		4.70%, due 10-01-2025	600,000	632,700
		Waukesha, Wisconsin Housing Authority Revenue
		Refunding, Oak Hills Terrace Project, Series A
		4.50%, due 12-01-2027	725,000	731,126
		Waukesha, Wisconsin Redevelopment Authority
		Development Revenue, Avalon Square, Inc. Project,
		5.00%, due 06-20-2021 (4)	1,000,000	1,052,290
		Waupaca, Wisconsin, Community Development Authority,
		Community Lease Revenue Bond, Series A,
		4.60%, due 04-01-2017	300,000	307,896
		4.50%, due 04-01-2016	100,000	102,205
		Waupaca, Wisconsin, Community Development
		Authority, Lease Revenue, Series 2003A,
		4.50%, due 04-01-2017	200,000	202,998
		4.40%, due 04-01-2016	200,000	201,708
		4.20%, due 04-01-2014	100,000	100,157
		Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
		Refunding, Hawthorne Terrace Project, Series A,
		Zero %, due 11-01-2010	100,000	86,078
		Zero %, due 05-01-2010	105,000	92,212
		Zero %, due 11-01-2009	100,000	89,817
		Zero %, due 05-01-2009	105,000	96,175
		Zero %, due 11-01-2008	100,000	93,632
		Zero %, due 05-01-2008	105,000	100,191
		Wauwatosa, Wisconsin Redevelopment Authority
		Lease Revenue,
		5.65%, due 12-01-2015 (7)	750,000	762,240
		West Bend, Wisconsin Redevelopment Authority
		Lease Revenue,
		4.65%, due 10-01-2028	250,000	253,367
		4.60%, due 10-01-2025	150,000	153,106
		4.55%, due 10-01-2024	250,000	254,645
		4.50%, due 10-01-2023	250,000	253,207
		Weston, Wisconsin Community Development
		Authority Lease Revenue,
		4.45%, due 10-01-2019	500,000	505,720
		4.35%, due 10-01-2018	500,000	503,715
		Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
		4.70%, due 10-01-2021	1,230,000	1,263,358
		4.40%, due 10-01-2018	500,000	504,890
		4.25%, due 10-01-2017	200,000	202,102
		4.10%, due 10-01-2016	500,000	501,015
		Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
		4.75%, due 10-01-2023	140,000	143,881
		4.75%, due 10-01-2022	130,000	133,775
		Winnebago County, Wisconsin Housing Authority 1st Mortgage
		Revenue Refunding, Section 8 Assisted Housing Project,
		5.625%, due 05-01-2010 (6)	135,000	135,159
		5.625%, due 05-01-2009 (6)	125,000	125,166
		5.625%, due 05-01-2008 (6)	120,000	120,174
		5.625%, due 05-01-2007 (6)	115,000	115,189
		Winnebago County, Wisconsin Housing Authority Housing
		Revenue, Series A,
		7.125%, due 03-01-2022	380,000	380,467
		6.875%, due 03-01-2012	135,000	135,184
		Winneconne. Wisconsin Community Development
		Authority (Winnebago County) Lease Revenue Bond,
		4.20%, due 04/01/2024	150,000	145,701
		4.40%, due 04/01/2022	335,000	336,122
		Wisconsin Center District Capital Appreciation Senior
		Dedicated Tax Revenue,
		Zero %, due 12-15-2026 (7)	2,500,000	1,019,025
		Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
		5.25%, due 12-15-2023 (4)	1,085,000	1,217,630
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,
		5.00%, due 09-01-2024	110,000	112,924
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,Series 2006
		5.00%, due 03-01-2022	1,500,000	1,572,390
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,Series 2005
		4.60%, due 03-01-2025	1,200,000	1,198,500
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2005E,
		4.90%, due 11-01-2035 (9)	1,650,000	1,699,483
		4.70%, due 11-01-2025 (9)	275,000	280,632
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2006B
		4.40%, due 05-01-2037	500,000	488,275
		4.30%, due 05-01-2027	1,000,000	981,370
		Wisconsin Housing Finance Authourity Revenue,
		6.10%, prerefunded 12-01-2017 at 100	1,230,000	1,355,140
		6.10%, prerefunded 12-01-2017 at 100	1,145,000	1,269,198
		Wrightstown, Wisconsin Community Development
		Authority Revenue,
		6.00%, prerefunded 06-01-2008 at 100	300,000	308,727

	Total Long-Term Tax-Exempt Securities			$159,566,662
	(Cost $ 155,810,586)

SHORT-TERM TAX-EXEMPT SECURITIES
	0.6%

DEMAND NOTES	0.4%
		Glendale, Wisconsin, Community Development Authority
		Housing Refunding Revenue, Series 2004,
		Coventry Apartments Project
		3.69%, weekly reset, due 03-01-2019	90,000	$90,000
		Green Bay/Brown Cty, Wisconsin Professional Football Stadium
		District Wisconsin Sales Tax Revenue,
		(Lambeau Field Renovation Project) Series B,
		3.52%, weekly reset, due 02-01-2030	30,000	$30,000
		Milwaukee, Wisconsin Redevelopment Authority
		Lease Revenue, University of Wisconsin,
		Kenilworth Project,
		3.59%, Weekly Reset, due 09-01-2040	225,000	225,000
		Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Series A
		3.47%, weekly reset, due 10-01-2036
		(LOC: Depfa Bank, PLC)	275,000	275,000

	Total Demand Notes			$620,000

MONEY MARKET	0.2%
		AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
		Private Class	409,449	409,449

	Total Short-Term Tax-Exempt Securities			$1,029,449
	(Cost $ 1,029,449)

Total Investments	99.6%			$160,596,111
	(Cost $ 156,840,035)
Other Assets, Less Other Liabilities				582,991
	0.4%
Net Assets	100.0%			$161,179,102

++	Segregated - pledged as collateral against bonds purchased on a when issued basis.
^	When-issued security.

LOC: Letter of Credit
Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury Securities

Insured or guaranteed by the indicated municipal bond
Insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	CIFG Guaranty
(3)	Federal Housing Administration
(4)	Financial Security Assurance, Inc.
(5)	Government National Mortgage Association
(6)	Housing and Urban Development Section 8
(7)	Municipal Bond Investors Assurance Corporation
(8)	XL Capital Assurance, Inc.
(9)	GO of Authority
(10)	U.S. Government Guarantee Public Housing Administration

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

SCHEDULE OF INVESTMENTS
January 31, 2007

Principal		Maturity	Interest
Amount	Description	Date	Rate		Value

U.S. Government Agency Securities	18.0%

Federal Home Loan Bank ("FHLB")
2,000,000	FHLB Structured Note Step Coupon	10/26/07	4.250%		1,988,722
2,940,000	FHLB Note	10/18/07	5.350%		2,904,339
1,000,000	FHLB Note - monthly reset	10/18/07	4.570%	a	995,055
2,500,000	FHLB Note	05/18/07	3.250%		2,485,707
1,500,000	FHLB Note	04/20/07	3.100%		1,493,196
2,845,000	FHLB Note - quarterly reset	02/22/07	4.470%	a	2,843,800
4,000,000	FHLB Discount Note	02/16/07	5.140%		3,991,433
4,500,000	FHLB Note	02/15/07	4.875%		4,499,136
4,500,000	FHLB Discount Note	02/12/07	5.130%		4,492,946
4,000,000	FHLB Discount Note	02/05/07	5.120%		3,997,725

	Total Federal Home Loan Bank				29,692,059

Federal Home Loan Mortgage Corporation ("FHLMC")
1,975,000	FHLMC Note	05/18/07	3.250%		1,963,695
3,878,000	FHLMC Note	03/23/07	2.430%		3,863,099
1,500,000	FHLMC Note	03/15/07	5.050%		1,499,397
2,280,000	FHLMC Note	02/15/07	2.375%		2,277,432

	Total Federal Home Loan Mortgage Corporation				9,603,623

TOTAL U.S. GOVERNMENT AGENCY SECURITIES					39,295,682

Corporate Securities	80.8%

Asset Backed Securities	0.1%
278,561	Harley-Davidson Motorcycle Trust	09/15/07	5.370%		$278,561
	Series 2006-3 Class A1

Bonds and Notes	20.1%
2,000,000	Bank of America	02/01/07	5.250%		2,000,000
	Global Notes
700,000	Bear Stearns Company	03/01/07	7.000%		700,808
	Domestic Notes
2,500,000	Chevron Texaco	09/17/07	3.500%		2,474,360
	Global Notes
1,875,000	CIT Group, Inc.	04/02/07	7.375%		1,881,087
	Global Notes
3,500,000	EI du Pont Nemour	11/15/07	3.375%		3,450,761
	Global Notes
4,000,000	EI du Pont Nemour	09/01/07	6.750%		4,031,093
	Domestic Notes
1,600,000	FleetBoston Financial Corporation	11/30/07	4.200%		1,587,350
	Domestic MTN Notes
3,500,000	IBM Corporation	08/01/07	6.450%		3,519,071
	Domestic Notes
4,198,000	JP Morgan Chase	05/30/07	5.250%		4,194,662
3,817,000	JP Morgan Chase	03/01/07	5.350%		3,817,425
	Global Notes
4,102,000	Lehman Brothers Holding	06/15/07	8.250%		4,142,936
	Global Notes
805,000	Lehman Brothers Holding	05/01/07	8.500%		811,056
	Domestic Notes
1,250,000	Merrill Lynch	06/01/07	8.000%		1,260,717
3,020,000	Merrill Lynch	02/01/07	5.360%		3,020,000
	Domestic MTN Notes
1,495,000	Wells Fargo & Company	10/15/07	3.750%		1,479,594
2,005,000	Wells Fargo & Company	06/12/07	4.875%		2,001,249
3,368,000	Wells Fargo & Company	02/15/07	5.125%		3,367,768
	Global Notes

	Total Corporate Bonds and Notes				43,739,937

Commercial Paper	60.6%
4,000,000	Abbey National	02/09/07	5.240%		3,995,342
4,000,000	American Express Credit Corporation	02/23/07	5.240%		3,987,191
4,000,000	American Express Credit Corporation	02/06/07	5.250%		3,997,083
3,750,000	American General Finance Corporation	03/07/07	5.240%		3,731,442
4,000,000	American Honda Finance Corporation	04/27/07	5.220%		3,950,700
4,000,000	American Honda Finance Corporation	03/19/07	5.220%		3,973,320
4,000,000	Chevron Funding	03/06/07	5.210%		3,980,897
4,000,000	Citigroup Funding	02/28/07	5.250%		3,984,250
3,750,000	Citigroup Funding	02/27/07	5.220%		3,735,862
3,750,000	Danske Corporation	02/05/07	5.230%		3,747,821
4,000,000	Florida Power and Light	02/09/07	5.230%		3,995,351
4,000,000	General Electric Capital Corporation	02/23/07	5.230%		3,987,215
4,000,000	General Electric Capital Corporation	02/02/07	5.250%		3,999,416
4,000,000	Harley-Davidson Funding	04/16/07	5.220%		3,957,080
3,800,000	Harley-Davidson Funding	03/09/07	5.230%		3,780,126
4,000,000	HSBC Finance Corporation	03/08/07	5.250%		3,979,583
3,950,000	HSBC Finance Corporation	03/06/07	5.250%		3,930,991
3,000,000	IBM Credit Corporation	02/13/07	5.200%		2,994,800
4,000,000	LaSalle Bank	02/21/07	5.240%		3,988,356
3,850,000	LaSalle Bank	02/09/07	5.240%		3,845,517
4,000,000	Marshall & Ilsley Corporation	03/13/07	5.230%		3,976,756
4,000,000	Marshall & Ilsley Corporation	02/08/07	5.260%		3,995,909
3,775,000	Prudential Funding Corporation	02/26/07	5.240%		3,761,263
4,000,000	Prudential Funding Corporation	02/16/07	5.240%		3,991,267
4,000,000	Royal Bank of Scotland	02/20/07	5.230%		3,988,959
4,000,000	Royal Bank of Scotland	02/07/07	5.235%		3,996,510
8,500,000	Sigma Aldrich Corporation	02/02/07	5.275%		8,498,755
4,000,000	Societe Generale	05/10/07	5.230%		3,943,051
2,400,000	Societe Generale	05/08/07	5.210%		2,366,656
1,648,000	Societe Generale	03/08/07	5.240%		1,639,604
4,000,000	Toyota Motor Credit Corporation	03/12/07	5.230%		3,977,337
4,000,000	Toyota Motor Credit Corporation	03/05/07	5.230%		3,981,404
4,000,000	UBS Finance (Delaware) LLC	04/02/07	5.235%		3,965,100
2,616,000	UBS Finance (Delaware) LLC	03/02/07	5.240%		2,604,958
	Total Commercial Paper				132,229,872

TOTAL CORPORATE SECURITIES					176,248,370

Short Term Securities	1.1%

Money Market	0.0%

895	Highmark Diversified Money Market Fund,				895
	Fiduciary Shares
	Total Money Market				895

Euro Dollar Time Deposit	1.1%
2,439,000	National City Bank of Cleveland Grand Cayman Branch
		02/01/07	5.190%		2,439,000

TOTAL SHORT TERM SECURITIES					2,439,895

TOTAL INVESTMENTS, AT AMORTIZED COST		99.9%			217,983,947
OTHER ASSETS, LESS OTHER LIABILITIES		0.1%			124,943
NET ASSETS		100.0%			218,108,890

a	Variable rate reset quarterly, based on 2 Year H15T less 29 bp

Investment Transactions

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (excluding tax adjustments) as of January 31, 2007, were as follows:

		NYSE Arca	Dow Jones	Dow Jones	Dow Jones
	S&P 100	Tech 100	Equity Income	U.S. Health Care	U.S. Financial
	Plus	Index	100 Plus	100 Plus	100 Plus

Gross unrealized appreciation	69,883,303	103,686,436	4,433,723	20,056,387	21,209,855
Gross unrealized depreciation	(11,237,167)	(96,488,648)	(453,075)	(2,136,276)	(827,227)
Net unrealized appreciation (depreciation)	$58,646,136	$7,197,788	$3,980,648	$17,920,111	$20,382,628

Cost of investments	$88,415,769	$386,472,837	$35,020,029	$54,310,530	$47,737,077

	Strategic	Geneva	Wisconsin
	Allocation	Growth	Tax-Exempt

Gross unrealized appreciation	13,150,882	56,470,293	4,403,513
Gross unrealized depreciation	-	(2,118,341)	(647,437)
Net unrealized appreciation (depreciation)	$13,150,882	$54,351,952	$3,756,076

Cost of investments	$56,350,020	$174,630,172	$155,810,586

Futures Contracts
Futures contract activity for the three months ended January 31, 2007, in the S&P 100 Index and NYSE Arca Tech 100 Index Funds, respectively, was as follows:

	Number of Contracts	Aggregate Face Value of Contracts
S&P 100 Index Fund:
Outstanding at October 31, 2006	13	$876,540
Contracts opend	71	5,050,030
Contracts closed	(69)	(4,853,807)
Outstanding at January 31, 2007	15	$1,072,763

NYSE Arca Tech 100 Index Fund:
Outstanding at October 31, 2006	8	$1,380,080
Contracts opend	101	18,118,910
Contracts closed	(104)	(18,606,690)
Outstanding at January 31, 2007	5	$892,300

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at January 31, 2007, for each Fund were as follows:

	Number of Contracts	Unrealized Appreciation (Depreciation)

S&P 100 Index Fund:
S&P 500 E-Mini Index Futures expiring March 2007	15	$9,487

NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures expiring March 2007	5	$8,950

Securities Lending

As of January 31, 2007

	Market Value
	Loaned Securities	Collateral
S&P 100 Index Fund	2,813,464	2,913,130
NYSE Arca Tech 100 Index Fund	58,004,021	60,744,964
Dow Jones Equity Income 100 Plus Fund	0	0
Dow Jones U.S. Health Care 100 Plus Fund	5,636,385	5,801,856
Dow Jones U.S. Financial 100 Plus Fund	6,841,312	7,063,301
Strategic Allocation Fund	0	0
Geneva Growth Fund	59,331,514	61,165,393
Wisconsin Tax-Exempt Fund	0	0
Cash Reserve Fund	0	0

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 21st day of March, 2007.

NORTH TRACK FUNDS, INC. By: /s/ Brian K. Andrew Brian K. Andrew, CFA, President
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 21st day of March, 2007.

By: /s/ Brian K. Andrew Brian K. Andrew, CFA, President (Principal Executive Officer) By: /s/ Caroline M. Probst Caroline M. Probst, Chief Financial Officer and Treasurer (Principal Financial Officer)